Concentrations of Credit and Market Risk - Percentage of Revenues Earned from Customers (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sales | Chevron | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	77.10%	81.20%	67.40%
Sales | Total | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	22.90%	17.20%	17.30%
Sales | Petrobras | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage		1.60%	15.30%
Percentage of Workforce Subject to Collective Bargaining Agreements | Labor Force Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	20.00%